Attorney At Law
7841 South Garfield Way
                           Centennial, CO 80122
Telephone:  303-850-7637                      Facsimile:  303-482-2731

May 25, 2010

Lisa Sellars
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:   Globalink, Ltd.
      Form 10-K for the year ended December 31, 2008
      Filed April 15, 2009
      Form 8-K filed March 6, 2009
      File Number 333-133961

Dear Ms. Sellars:

In response to your letter dated November 2, 2009, please note the following:

Form 10-K for the Fiscal Year Ended December 31, 2008

General
1. Please refer to our letter dated August 31, 2009. As previously requested, in connection with responding to our comments, please provide, in writing, a statement from the company acknowledging that:
   - the company is responsible for the adequacy and accuracy of the disclosure in the filing:
   - staff comments or changes to disclosure in response to staff comments do not foreclose the Commission from taking any action with respect to the filing; and
   - the company may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

    A statement from the company has been filed with this amendment.

Form 10-K/A filed 10/19/09

Management's Discussion and Analysis
Trends and Uncertainties
2. We read your revisions in response to comment two from our letter dated August 31, 2009. Please clearly state whether you expect cash flows generated from your operations to provide sufficient cash to permit you to continue operating for the next 12 months. If you believe that you will need additional sources of funding to continue operating for the next 12 months, you should clearly state this belief and describe to your investors what additional sources of funding management expects to utilize. Additionally, you should give your investors some insight as to whether management expects to be able to reduce your planned cash expenditures if your operations over the next 12 months generate less cash than expected.

The disclosure has been revised.


Report of the Independent Registered Public Accounting Firm
3. We read your response to comment three from our comment letter dated August 31, 2009. The revisions contained in your amended Form 10-K do not address the concern raised in our prior comment. As previously indicated, your auditor's report must cover the same periods of financial statements as are presented in your filing. Therefore, we reissue our prior comment three.

     The Auditor's report has been revised.

Notes to Consolidated Financial Statements
Accounting Policies
Revenue Recognition Policy
4. Your response to comment five from our letter dated August 31, 2009 states that you added a revenue recognition policy, but we are unable to locate this new disclosure within your filing. Therefore, we reissue our prior comment five.

        The revenue recognition policy has been shown and recorded at net and has been included in footnote 2. Accounting Policies(g)

Stock-based compensation
5. We read your response to our comment six from our letter dated August 31, 2009 that all of your shares were issued to founders at inception at the rate of $0.10 per share and have the following additional comments.

  - We do not see how this is supported by your Consolidated Statement of Stockholders' Equity (Deficit) as that statement shows 1,125,000 shares issued in 2006 at $0.10 per share, 2,625,000 shares issued in 2006 at $0.013333 per share, and 807,000 shares issued in 2007 at $0.10 per share. Please explain to us in more detail if any of these transactions involved share based compensation.

  - We remain unclear as to why you believe you are not required to comply with the disclosure requirements in paragraphs 64 and A240 of SFAS 123R. If you conclude that you did not provide all required disclosures, please amend your filing to provide these disclosures.

No longer applicable as OneWorld is the predecessor.

Business Combination
6. We read your response to our comment seven from our comment letter dated August 31, 2009. We remain unclear as to the following points:
   - How you considered whether OneWorld should be considered your predecessor entity. If you succeeded to substantially all of OneWorld's business and your own operations prior to the succession appear insignificant relative to the operations acquired, we believe you should amend your filing to present audited financial statements in which OneWorld is presented as your predecessor for all periods prior to the merger. Please provide us with your analysis of this matter. Please note that assessment of the predecessor is separate from assessment of the accounting acquirer, and OneWorld may be your predecessor even if this transaction is not a reverse merger;
   - Why you maintained the historical cost of the assets and liabilities and did not record them at fair value with any excess of the fair value over that allocated to assets and liabilities recorded as goodwill. The statement in your response that SFAS 141 does not allow for the creation of goodwill appears to contradict paragraph 43 of SFAS 141. Please note that recording the acquired net assets at historical cost is only appropriate if you and OneWorld were both under common control prior to the merger. If you believe that your merger was a merger of entities under common control, provide us with your detailed analysis of how you determined these entities were under common control prior to the merger, and tell us in detail how your financial statement presentation complies with Appendix D of SFAS 141;
   - Why you did not record the 2,000,000 shares issued at fair value as required by paragraph 6 of SFAS 141;
  -  What exactly in SFAS 141 or other GAAP supports your accounting;
  - How you considered whether you were acquiring any intangible assets, such as OneWorld's tradename or web domain;
  - Where you have provide the disclosures required by paragraph 51(d) and (e) of SFAS 141. In this regard, it is unclear from your current disclosure what the total purchase price (including the issuance of both your stock and notes payable) was for your acquisition of OneWorld, and it is also unclear how the pro forma balance sheet at the bottom of page 24 that appears to show your consolidation of OneWorld as of December 31, 2008 provides the required purchase price allocation showing the fair value assigned to each category of acquired assets and liabilities at the acquisition date or how the net assets acquired equal the total purchase price;
  - Either amend your financial statements for the above matters or explain to us in detail why such amendment is not required.

OneWorld has been shown as the predecessor and all statements have been corrected to show OneWorld as the predecessor.

Item 9A.  Controls and Procedures
7. With reference to the above comments, please consider whether management can continue to conclude that your disclosure controls and procedures and internal controls over financial reporting were effective as of December 31, 2008. Please provide us with your detailed analysis of this matter.

     The disclosure has been revised to state the conclusion that the disclosure controls and procedures and internal controls over financing reporting were not effective as of December 31, 2008

Form 8-K filed March 6, 2009
Note 1.  Summary of Significant Accounting Policies
8. Your response to comment 10 from our letter dated August 31, 2009 states that you have recorded revenue based on gross amounts charged to the traveler and cost of sale based on the amount paid to the hotel. Please provide us with your analysis of the factors specified in EITF 99-19 or other appropriate literature to support your conclusion that gross accounting is appropriate.

Revenue has been recorded at net.

9. Please tell us whether you pay sales or hotel occupancy tax based on the price paid for the room by the traveler or based on the price paid for the room by you. If you calculate and pay sales or hotel occupancy tax based on the price paid for the room by you, tell us how you considered whether taxes are owed on the differential between what you pay for the room and what your customers (travelers) pay for the room, and disclose to your readers both the fact that you calculate these taxes based on the lower price paid for the room by you and the contingency that state and local jurisdictions could assert that you are subject to sales or hotel occupancy taxes on the differential between your price and the price paid by your customers and could seek to collect such taxes retroactively or prospectively.

Sales or hotel occupancy tax is based on the price paid for the room by the traveler.

Thank you for your time and consideration in this matter.

/s/Jody M. Walker
---------------------------
Jody M. Walker
..